Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of share capital shares

	2024	2024	2023
	US$	HK$	HK$

Ordinary shares at par value of US$0.0005 (December 31, 2023: HK$0.001) each

Authorised:
3,000,000,000 (December 31, 2023: 380,000,000) ordinary shares	1,500,000	11,700,000	380,000

Issued and fully paid:-
15,000,000 (December 31, 2023: 10,000) ordinary shares	7,531	58,500	10

Summary of changes in share capital
	Number of	Share
	issued	capital
	shares	HK$

At December 31, 2023	10,000	10

Issue of shares	30,600,000	119,340
Shares repurchase	(15,610,000)	(60,850)

At December 31, 2024	15,000,000	58,500